UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2010

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ            May 13, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:           113
                                                  -----------------------

Form 13F Information Table Value Total:            70285 (x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                       Common      002824100    914      17349SH            SOLE	                            17349
ACXIOM CORP                       Common      005125109    394      21958SH            SOLE	                            21958
AIRTRAN                           Common      00949P108     81      16000SH            SOLE                                 16000
ALABAMA PWR CO                       PFD       10392496     51       2000SH            SOLE                                  2000
ALCATEL LUCENT                    Common       13904305      0         50SH            SOLE                                    50
ALLIANZ SOCIETAS EURO SE             PFD       18805200     52       2000SH            SOLE                                  2000
AMER INTL GRP                     Common      026874107      2         45SH            SOLE                                    45
AMERITYRE CORP                    Common      03073V107      7      15000SH            SOLE	                            15000
AMGEN INC                         Common      031162100    177       2950SH            SOLE	                             2950
AOL TIME WARNER                   Common      00184A105     11        430SH            SOLE                                   430
APACHE CORP                       Common      037411105    167       1650SH            SOLE	                             1650
ARCHER DANIELS MIDLAND            Common      039483102    145       5000SH            SOLE                                  5000
BARD C R INC                      Common      067383109   1168      13479SH            SOLE	                            13479
BAXTER INTL                       Common      071813109    894      15362SH            SOLE                                 15362
BECTON DICKINSON                  Common      075887109    912      11588SH            SOLE                                 11588
BED BATH & BEYOND                 Common      075896100      0        800SH            SOLE                                   800
BERKLEY W R CORP                  Common      084423102    119       4552SH            SOLE                                  4552
BERKSHIRE HATHAWAY                Common      084670108    122          1SH            SOLE	                                1
BERKSHIRE HATHAWAY B              Common      084670207    262       3220SH            SOLE                                  3220
BK AMER CORP DEP SH REP              PFD       60505724     25       1000SH            SOLE                                  1000
BK AMER CORP                      Common      060505104     17        972SH            SOLE                                   972
BP AMOCO ADR                      Common      055622104    365       6393SH            SOLE	                             6393
CELSIUS HLDGS INC COM NEW         Common      15118V207      0        100SH            SOLE                                   100
CHUBB                             Common      171232101    375       7225SH            SOLE                                  7225
CISCO SYS                         Common      17275R102    120       4600SH            SOLE                                  4600
CIT GRP INC NEW COM               Common      125577106     24        621SH            SOLE                                   621
CITIGROUP                         Common      172967101     32       7900SH            SOLE	                             7900
COCA COLA                         Common      191216100   2957      53762SH            SOLE	                            53762
COLGATE PALMOLIVE                 Common      194162103    779       9134SH            SOLE	                             9134
COMMUNITY PRTNRS BANKCORP         Common      204018105    147      41097SH            SOLE                                 41097
CORN PROD INTL                    Common      219023108     16        468SH            SOLE                                   468
COSTCO WHOLESALE                  Common      22160K105   1096      18352SH            SOLE	                            18352
CVS CORP                          Common      126650100   2305      63059SH            SOLE	                            63059
DELTA TST & BANKING CORP          Common                    30        124SH            SOLE                                   124
DELTA TST & BANKING CORP          Common                    45        200SH            SOLE                                   200
DELTA TST & BANKING CORP          Common                    19         67SH            SOLE                                    67
DOMINION RES                      Common      25746U109     30        732SH            SOLE                                   732
EATON CORP                        Common      278058102   1095      14450SH            SOLE                                 14450
ENBRIDGE ENERGY LP                Common      29250R106    253       5000SH            SOLE                                  5000
ENERGY TRANSFER LP                Common      29273R109    248       5300SH            SOLE                                  5300
EXXON MOBIL CORP                  Common      30231G102   1129      16853SH            SOLE	                            16853
FAMILY DOLLAR                     Common       30700010   1258      34350SH            SOLE                                 34350
FASTENAL CO                       Common      311900104    883      18400SH            SOLE                                 18400
FAUQUIER BNKSHRS                  Common      312059108     85       5700SH            SOLE                                  5700
FLUOR CORP                        Common      343412102   1708      36728SH            SOLE                                 36728
FPL GRP INC                       Common      302571104    261       5401SH            SOLE                                  5401
GE CORP                              PFD      369622451     50       2000SH            SOLE                                  2000
GEN ELEC                          Common      369604103     35       1900SH            SOLE	                             1900
GENERAL ELECTRIC CAPTL               PFD      369622493     18        750SH            SOLE                                   750
GENERAL MILLS                     Common      370334104   3270      46193SH            SOLE	                            46193
GENUINE PARTS CO                  Common      372460105     17        400SH            SOLE                                   400
HEARTLAND PMT SYS                 Common      42235N108   5864     315270SH            SOLE                                315270
HEINZ                             Common      423074103   2505      54924SH            SOLE                                 54924
HOME DEPOT                        Common      437076102     95       2950SH            SOLE                                  2950
HONEYWELL INTL                    Common      438516106    684      15102SH            SOLE	                            15102
IBM                               Common      459200101     86        670SH            SOLE                                   670
INGERSOLL-RAND CORP               Common      G4776G101   2837      81373SH            SOLE                                 81373
INTEGRAMED AMERICA INC            Common      45810N302     29       3250SH            SOLE                                  3250
INTEL                             Common      458140100    339      15230SH            SOLE                                 15230
INTERSECURITY HLDGS CORP          Common      46070R108      0          1SH            SOLE	                                1
INVERNESS MED INC                 Common      46126P106    454      11658SH            SOLE                                 11658
JOHNSON & JOHNSON                 Common      478160104   1326      20335SH            SOLE	                            20335
JP MORGAN CAP XI                     PFD      46626V207     47       2000SH            SOLE                                  2000
JP MORGAN CHASE                   Common      46625H100    226       5040SH            SOLE                                  5040
JP MORGAN CHASE CAP XXVI VAR         PFD      48124G104    977      36000SH            SOLE                                 36000
KIMCO RLTY CORP 1/100 PFD            PFD      49446R844     20        800SH            SOLE                                   800
KINDER MORGAN ENE PRT             Common      494550106    262       4000SH            SOLE                                  4000
KRAFT FOODS INC CL A              Common      50075N104     36       1183SH            SOLE	                             1183
LAGUNA RES NI SPON ADR            Common      507224202      0          2SH            SOLE                                     2
LASALLE HOTEL PROP SVCS           Common      517942108      7        300SH            SOLE                                   300
LSI LOGIC CORP                    Common      502161102      0         24SH            SOLE                                    24
MC CORMICK INC                    Common      579780206   2303      60045SH            SOLE	                            60045
MCDONALDS                         Common      580135101   2787      41766SH            SOLE                                 41766
MEDCO HTH SOL                     Common      58405U102    271       4202SH            SOLE                                  4202
MEDTRONIC                         Common      585055106    225       5000SH            SOLE                                  5000
MERCK & CO                        Common      589331107    158       4237SH            SOLE	                             4237
MET LIFE INC                      Common      59156R108     22        500SH            SOLE	                              500
MINNESOTA MINING & MFG            Common      88579Y101    167       2000SH            SOLE                                  2000
ML CAP TRII                          PFD      59024T203     41       2000SH            SOLE                                  2000
NATL RETAIL PPTYS INC COM         Common      637417106    235      10300SH            SOLE                                 10300
NIKE CL B                         Common      654106103   1016      13827SH            SOLE                                 13827
NORTEL NETWORKS                   Common      656568508      0         59SH            SOLE                                    59
NRTHN TST CORP                    Common      665859104    150       2717SH            SOLE	                             2717
ORACLE                            Common      68389X105    145       5650SH            SOLE                                  5650
PFIZER                            Common      717081103    270      15727SH            SOLE	                            15727
PLAINS ALL AMERICAN PIPELINE LP   Common      726503105    250       4400SH            SOLE                                  4400
PLUM CREEK TIMBER                 Common      729251108   5360     137747SH            SOLE                                137747
PROCTER & GAMBLE                  Common      742718109   3729      58933SH            SOLE	                            58933
PROLOGIS                          Common      743410102    189      14350SH            SOLE	                            14350
PUB SVC ENTER GRP                 Common      744573106     30       1000SH            SOLE	                             1000
PUBLIC STORAGE INC                Common      74460D109    336       3650SH            SOLE	                             3650
RAIT FI TST PFD SER A 7.75%          PFD      749227203      8        500SH            SOLE                                   500
RAYTHEON CO                       Common      755111507   1655      28972SH            SOLE                                 28972
ROYAL DUTCH SHELL ADR EA REP C    Common      780259107    332       6000SH            SOLE                                  6000
SIMON PPTY GRP                    Common      828806109    506       6031SH            SOLE	                             6031
SIRIUS SAT RADIO                  Common      82966U103     20      23164SH            SOLE	                            23164
STRYKER CORP                      Common      863667101    386       6750SH            SOLE	                             6750
T ROWE PRICE GRP                  Common      74144T108     52        950SH            SOLE	                              950
TEVA PHARM                        Common      881624209   1082      17157SH            SOLE                                 17157
THERMO FISHER                     Common      883556102    154       3000SH            SOLE                                  3000
THORNBURG MTG                     Common      885218107      0       1405SH            SOLE	                             1405
TIME WARNER                       Common      887317105    148       4733SH            SOLE                                  4733
TIME WARNER CABLE INC             Common      88732J207    539      10108SH            SOLE                                 10108
TOTAL FINA ELF SA                 Common      89151E109    348       6000SH            SOLE                                  6000
TYCO ELECTRONICS                  Common      G9144P105   3847     140000SH            SOLE                                140000
UNITED STATES OIL FUND            Common      91231N108     66       1635SH            SOLE                                  1635
US AIR GROUP CL A PFD                PFD      911998144      0          6SH            SOLE	                                6
VALLEY NATL BANCORP               Common      919794107    773      50280SH            SOLE                                 50280
VARIAN MED SYS INC                Common      92220P105   1886      34095SH            SOLE                                 34095
VERIZON COMMUN                    Common      92343V104    166       5350SH            SOLE	                             5350
VORNADO REALTY TR PFD SER F.6        PFD      929042703     45       2000SH            SOLE                                  2000
WABCO HLDGS INC                   Common      92927K102    294       9826SH            SOLE                                  9826
WAL MART STORES                   Common      931142103    331       5955SH            SOLE                                  5955

Total $70285 (x 1000)
